Transactions with Related Parties, Summary (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Mar. 07, 2023
Assets [Abstract]
Due from related party - current	$ 6,393,625	$ 5,650,168
Due from related party - non-current	3,504,667	4,504,340
Investment in related party - non-current	117,560,467	117,537,135
Liabilities [Abstract]
Due to related party - current	889,020	541,666
Related Party [Member]
Liabilities [Abstract]
Current portion of long-term debt, related party, net	9,970,623	0
Long-term debt, related party, net	89,921,162	0
Accrued interest - current	364,205	0
Related Party [Member] | Castor Ships [Member]
Assets [Abstract]
Due from related party - current	1,407,506	2,283,209
Due from related party - non-current	3,504,667	4,504,340
Related Party [Member] | Pavimar [Member]
Assets [Abstract]
Due from related party - current	1,405,049	3,366,959
Related Party [Member] | Toro [Member]
Assets [Abstract]
Due from related party - current			$ 4,528,948
Due from related party - non-current			1,708,474
Investment in related party - non-current	117,560,467	117,537,135
Liabilities [Abstract]
Due to related party - current	687,500	541,666	$ 3,001,865
Current portion of long-term debt, related party, net	9,970,623	0
Long-term debt, related party, net	89,921,162	0
Related Party [Member] | MPC Capital [Member]
Assets [Abstract]
Due from related party - current	3,581,070	0
Liabilities [Abstract]
Due to related party - current	$ 201,521	$ 0